RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Summary of Restructuring Program
The following table summarizes the Company's restructuring liabilities for the years ended December 31, 2024 and 2023:

December 31, 2022	$22
Charges	37
Payments	(27)
Reversals	(1)
Currency translation adjustment	1
December 31, 2023	32
Charges	12
Payments	(28)
Reversals	(1)
December 31, 2024	$15